Property and Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, ending	$ 8,833,570	$ 3,069,581
Additions	4,000,874	4,318,562
Cost basis of assets acquired		1,505,694
Transfers
Disposals	(13,200)	(60,267)
Property and equipment, ending		8,833,570
Accumulated amortization property and equipment, beginning	3,090,986	1,917,782
Amortization of assets acquired		193,777
Amortization for the period	2,002,307	1,013,042
Accumulated Amortization Disposals	(6,950)	(33,615)
Accumulated amortization property and equipment, ending	5,086,343	3,090,986
Net Book Value	7,734,901	5,742,584
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, ending	16,283	15,166
Additions
Cost basis of assets acquired		1,117
Transfers
Disposals
Property and equipment, ending	16,283	16,283
Accumulated amortization property and equipment, beginning	16,283	15,166
Amortization of assets acquired		138
Amortization for the period		979
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending	16,283	16,283
Net Book Value
Production equipment and other [member]
IfrsStatementLineItems [Line Items]
Property and equipment, ending	511,167	356,522
Additions	34,690	22,939
Cost basis of assets acquired		146,756
Transfers
Disposals	(2,825)	(15,050)
Property and equipment, ending	543,032	511,167
Accumulated amortization property and equipment, beginning	196,103	73,517
Amortization of assets acquired		52,368
Amortization for the period	114,197	77,766
Accumulated Amortization Disposals	(895)	(7,548)
Accumulated amortization property and equipment, ending	309,405	196,103
Net Book Value	233,627	315,064
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, ending		45,075
Additions
Cost basis of assets acquired
Transfers		(45,075)
Disposals
Property and equipment, ending
Accumulated amortization property and equipment, beginning
Amortization of assets acquired
Amortization for the period
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending
Net Book Value
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, ending	4,978,088	2,001,807
Additions	2,935,755	2,255,594
Cost basis of assets acquired		677,339
Transfers		45,075
Disposals	(10,375)	(1,727)
Property and equipment, ending	7,903,468	4,978,088
Accumulated amortization property and equipment, beginning	2,017,029	1,449,248
Amortization of assets acquired		40,955
Amortization for the period	706,567	527,524
Accumulated Amortization Disposals	(6,055)	(698)
Accumulated amortization property and equipment, ending	2,717,541	2,017,029
Net Book Value	5,185,927	2,961,059
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property and equipment, ending	3,328,032	651,011
Additions	1,030,429	2,040,029
Cost basis of assets acquired		680,482
Transfers
Disposals		(43,490)
Property and equipment, ending	4,358,461	3,328,032
Accumulated amortization property and equipment, beginning	861,571	379,851
Amortization of assets acquired		100,316
Amortization for the period	1,181,543	406,773
Accumulated Amortization Disposals		(25,369)
Accumulated amortization property and equipment, ending	2,043,114	861,571
Net Book Value	$ 2,315,347	$ 2,466,461